Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2025	Sep. 30, 2024
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares authorized	[1]	998,000,000	998,000,000
Ordinary shares issued	[1]	3,080,000	2,150,000
Ordinary shares outstanding	[1]	3,080,000	2,150,000
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares authorized	[1]	2,000,000	2,000,000
Ordinary shares issued	[1]	700,000	700,000
Ordinary shares outstanding	[1]	700,000	700,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16)